Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Product Information [Line Items]
Convenience translation description	the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8109, as published in H.10 statistical release of the United States Federal Reserve Board	the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8109, as published in H.10 statistical release of the United States Federal Reserve Board
Cash balance		$ 500,000
Allowance for credit losses	$ 127,773	998,020	$ 497,099
Reserve for credit losses	191,415	1,495,119	497,099
Impairment of intangible assets		0	0	0
Impairment losses on long-lived assets		0	0	0
Contract loss		0	0	0
Other income	$ 4,386	$ 34,261	$ 734,059	$ 379,363
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	18.00%	10.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage				88.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage	13.90%	13.90%	27.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage	10.10%	10.10%	21.40%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%